465-P1 04/26

FRANKLIN STRATEGIC SERIES
SUPPLEMENT DATED APRIL 17, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED SEPTEMBER 1, 2025, OF
FRANKLIN SMALL CAP GROWTH FUND (THE “FUND”)

1. Effective May 1, 2026, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

a. The following is added to the section titled “Fund Summary – Portfolio Managers” in the Fund’s Summary Prospectus and Prospectus:

John P. Scandalios, CFA
Senior Vice President of Advisers and portfolio manager of the Fund since May 2026.

b. The following is added to the section titled “Fund Details – Management” in the Fund’s Prospectus:

John P. Scandalios, CFA Senior Vice President of Advisers

Mr. Scandalios has been a portfolio manager of the Fund since May 2026. He joined Franklin Templeton in 1996.

c. The following is added to the table in the section titled “Management and Other Services – Portfolio managers” in the Fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
John P. Scandalios*	Registered Investment Companies	2	4,010.2	None	None
	Other Pooled Investment Vehicles	2	160.2	None	None
	Other Accounts	1	0.1	None	None

*Information is provided as of February 28, 2026.

d. The following is added to the table in the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the Fund’s SAI:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
John P. Scandalios*	None

*Information is provided as of March 31, 2026

2. Effective September 30, 2026, the following supersedes any and all disclosure to the contrary to the Fund’s Summary Prospectus, Prospectus and SAI:

The portfolio managers primarily responsible for the day-to-day management of the Fund are John P. Scandalios, CFA and Jacob Swartz.

Please retain this supplement for future reference.